Intangible Assets (Schedule of Intangible Asset) (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Noncompete agreements [Member] CNY	Dec. 31, 2010 Noncompete agreements [Member] CNY	Dec. 31, 2011 Customer list [Member] CNY	Dec. 31, 2010 Customer list [Member] CNY	Dec. 31, 2011 Supplier relationship [Member] CNY	Dec. 31, 2010 Supplier relationship [Member] CNY	Dec. 31, 2011 Technology patent [Member] CNY	Dec. 31, 2010 Technology patent [Member] CNY	Dec. 31, 2011 Cross-border travel agency license [Member] CNY	Dec. 31, 2010 Cross-border travel agency license [Member] CNY	Dec. 31, 2011 Trademark [Member] CNY	Dec. 31, 2010 Trademark [Member] CNY	Dec. 31, 2011 Golf Membership Certificate [Member] CNY	Dec. 31, 2010 Golf Membership Certificate [Member] CNY	Dec. 31, 2011 Others [Member] CNY	Dec. 31, 2010 Others [Member] CNY
Intangible assets net [Line Items]
Intangible assets		328,301,021	310,398,971	11,479,610	11,479,610	11,142,578	11,142,578	9,700,000	0	9,240,000	9,240,000	1,117,277	1,117,277	272,715,235	267,741,235	4,200,000	4,200,000	8,706,321	5,478,271
Less: accumulated amortization		(21,880,829)	(13,434,879)	(6,887,766)	(4,591,844)	(7,846,786)	(4,134,527)	(485,000)	0	(5,544,000)	(3,696,000)	(1,117,277)	(1,012,508)	0	0	0	0	0	0
Net book value	$ 48,685,265	306,420,192	296,964,092	4,591,844	6,887,766	3,295,792	7,008,051	9,215,000	0	3,696,000	5,544,000	0	104,769	272,715,235	267,741,235	4,200,000	4,200,000	8,706,321	5,478,271